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                                                             File Number 28-630

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   March 31, 2000
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Financial Services, Inc.

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Financial Services, Inc.

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:


1.    John Hancock Financial Services, Inc.
      -----------------------------------------------------
2.    John Hancock Life Insurance Company
      -----------------------------------------------------
3.    Maritime life Assurance
      -----------------------------------------------------
4.    Venture Capital Management
      -----------------------------------------------------
5.    Capital Growth Management
      -----------------------------------------------------
6.
      -----------------------------------------------------
7.
      -----------------------------------------------------
8.
      -----------------------------------------------------

John Hancock Financial Services, Inc. (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was renamed
                                       John Hancock Life Insurance Company and became the direct, wholly-owned subsidiary of John Hancock Financial Services, Inc.)
March 31, 2000

    Item 1                 Item 2        Item 3        Item 4      Item 5           Item 6            Item 7          Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fair      Principal  Investment Direction:   Manager Voting Authority-Shares
Name of Issuer             Class        Cusip           Market      or #     Sole  Shared/  Shared/          Sole    Shared    None
                                                        Value     of Shares         Aff      Oth


Aber Resources, LTD        COM         002916-10-4       64,800        8,100         X                 2                8,100
Abitibi Cons               COM         003924-10-7      398,300       28,552         X                 2               28,552
Able Telecom               COM         003712-30-4    1,467,663      286,653   X                       0    286,653
Agnico Eagle Mines, Ltd.   COM         008474-10-8       67,230        8,300         X                 2                8,300
Agrium Inc                 COM         008916-10-8      193,338       16,812         X                 2               16,812
Air Canada                 CL A NVTG   008911-30-7       85,792        6,128         X                 2                6,128
Alberta Energy Co.         COM         012873-10-5      925,181       21,147         X                 2               21,147
Alcan Aluminium, ltd       COM         013716-10-5    1,592,440       32,800         X                 2               32,800
Alliance Atlantis          COM         01853E-20-4       52,650        2,700         X                 2                2,700
Alliance Forst. Prod.      COM         01859J-10-8      130,000        5,300         X                 2                5,300
Ampex Corp.                COM         032092-10-8      582,534      186,411   X                       0    186,411
Architel Sys Corp.         COM         039917-10-9       58,075        2,300         X                 2                2,300
Aurora Biosciences         COM         051920-10-6       18,810       11,400         X                 3               11,400
Ballard Power Systems      COM         05858H-10-4    1,454,100       13,100         X                 2               13,100
Bank of Montreal           COM         06367-11-01    3,350,700       65,700         X                 2               65,700
Barrick Gold Corp          COM         06790-11-08    1,337,805       59,458         X                 2               59,458
Beard Company              COM         07384R-10-1      663,085      312,040   X                       0    312,040
BCE, Inc.                  COM         05534B-10-9    6,273,422      126,300         X                 2              126,300
Bell Canada Intl.          COM         077914-10-9      126,790        3,100         X                 2                3,100
Bema Gold Corp.            COM         08135F-10-7       17,000       19,600         X                 2               19,600
Bid.Com                    COM         088788-10-4       64,125        7,500         X                 2                7,500
Biochem Pharma             COM         09058T-10-8      480,320       15,200         X                 2               15,200
Biomira, Inc.              COM         09161R-10-6       98,825        6,700         X                 2                6,700
Biovail Corp. Intl.        COM         09067K-10-6      466,200        7,400         X                 2                7,400
Brookfield PPTYS           COM         112900-10-5      157,450        9,400         X                 2                9,400
Budget Group, Inc.         COM         119003-10-1   16,369,065    1,103,477   X                       0  1,103,477
Call-Net Enterprises       Cl B NV     130910-20-1       21,735        2,700         X                 2                2,700
Cambior, Inc.              COM         13201L-10-3       11,770       10,700         X                 2               10,700
Cameco Corp.               COM         13321L-10-8      128,140        8,600         X                 2                8,600
Candian Imperial           COM         1360691-01-0   3,415,480       82,400         X                 2               82,400
Canadian 88 Energy         COM         13566G-50-9       33,400       16,700         X                 2               16,700
Canadian Nat'l Railway     COM         136375-10-2    2,425,050       63,400         X                 2               63,400
Canadian Pacific LTD       COM         135923-10-0    2,964,567       91,499         X                 2               91,499
Canadian Occidental Pet    COM         136420-10-6      392,000       16,500         X                 2               16,500
Canwest Global             Non VTG     138906-30-0      159,531       10,129         X                 2               10,129
Celestica, Inc.            Sub VTG     15101Q-10-8    1,870,575       24,500         X                 2               24,500
Chieftan Interl, Inc.      COM         16867C-10-1       66,840        2,400         X                 2                2,400
Cinar Corp.                Sub VTG     171905-30-0       52,785        5,100         X                 2                5,100
Cinram, Ltd.               COM         17252T-10-5       65,685        8,700         X                 2                8,700
Clearnet Comm.             COM         184902-10-4      354,000        5,900         X                 2                3,400
Coastal Corp               COM         190441-10-5       32,660          710   X                       0        710
Cognicase Inc.             COM         192423-10-1      102,350        2,300         X                 2                2,300
Cognos Incorporated        COM         19244C-10-9      246,000        7,600         X                 2                7,600
Coinstar Inc.              COM         19259P-30-0      441,328       35,000   X                       0     35,000
Concord Comm.              COM         206186-10-8      118,374        3,329   X                       0      3,329
Corel Corp.                COM         21868Q-10-9      143,055        9,900         X                 2                9,900
Cott                       COM         22163N-10-6        6,900        9,000         X                 2                9,000
Counsel Corp.              COM         22226R-10-2       19,800        3,000         X                 2                3,000
Cytex                      COM         232946-10-3       50,277        1,042   X                       0      1,042
Delta & Pine Land          COM         247357-10-6   73,475,199    3,720,263   X                       0  3,720,263
Descartes Systems          COM         249906-10-8      392,400        6,000         X                 2                6,000
Dia Met Minerals           Cl B ML VTG 25243K-30-7      393,000        2,000         X                 2                2,000
Domtar Inc.                COM         257561-10-0      257,925       17,195         X                 2               17,195
Dorel Industries           COM         25822C-20-5       83,470        3,400         X                 2                3,400
Echo Bay Mines             COM         278751-10-2       38,340       21,300         X                 2               21,300
Edperbrascan Corp          COM         280905-80-3      412,416       22,912         X                 2               22,912
Enbridge Inc.              COM         29250N-10-5      692,075       23,500         X                 2               23,500
Encal Energy Ltd           COM         29250D10-7        81,315       11,700         X                 2               11,700
Evergreen Resources        COM         299900-30-8   21,735,840      905,660   X                       0    905,660
Excite At Home             COM         300904-10-9    1,113,000        8,372         X                 3                8,372
Extendicare Inc.           COM         30224T-87-1       16,275        9,300         X                 2                9,300
Fahnestock Viner Hld       COM         302921-10-1       43,650        1,800         X                 2                1,800
Federated Dept Stores      COM         31410H-10-1    1,501,855       35,547   X                       0     35,547
Federated Dept Stores      warr cl d   31410H-12-7      145,463        8,620   X                       0      8,620
Foodmaker, Inc.            COM         344839-20-4    4,408,000      155,357   X                       0    155,357
Four Seasons Hotels        sub vtg shs 35100E10-4       221,390        3,406         X                 2                3,406
Furr's/Bishop's            COM         361115-50-4    3,286,794    1,095,598   X                       0  1,095,598
Glamis Gold, Ltd.          COM         376775-10-2       26,208       10,400         X                 2               10,400
Gold Corp., Inc.           Class A,SV  380956-10-2       97,350       11,000         X                 2               11,000
Golden State Vintners      COM         38121K-20-8    1,481,839      658,595   X                       0    658,595
GTE                        COM         362320-10-3    4,895,308       68,948   X                       0     68,948
Guidant Corp.              COM         401698-10-5      145,304        2,468   X                       0      2,468
Gulf Cda Resources         Ordinary sh 40218L-30-5      279,821       52,303         X                 2               52,303
Hollinger                  COM         43556c-60-6       18,000        1,800         X                 2                1,800
Hummingbird Commun         COM         44544R-10-1      161,460        2,600         X                 2                2,600
IMAX Corp.                 COM         45245E-10-9       94,500        3,000         X                 2                3,000
Imperial Oil, LTD          COM         453038-40-8      592,350       19,745         X                 2               19,745
Inco Ltd.                  CL VBN shs  453258-70-9       17,338        2,425         X                 2                2,425
Inco Ltd.                  COM         453258-40-2      727,545       27,300         X                 2               27,300
Intertape Plymr Grp        COM         460919-10-3       68,460        4,200         X                 2                4,200
Intrawest Corp.            COM         460915-20-0      161,525        6,500         X                 2                6,500
IPSCO Inc.                 COM         462622-10-1      238,000        6,100         X                 2                6,100
Jannock, LTD               COM         470888-80-1      106,750        5,700         X                 2                5,700
K-Swiss, Inc               COM         482686-10-2    2,962,500      200,000   X                       0    200,000
Kinross Gold Corp          COM         496902-10-7      101,920       45,500   X     X                0/2   121,737    39,100
LTV Corp                   COM         501921-10-0      222,346       62,413   X                       0     62,413
Laidlaw, Inc.              COM         50730K-50-3       99,234       48,884         X                 2               48,884
Eli Lilly & Co.            COM         532457-10-8       87,925        1,404   X                       0      1,404
LodgeNet Entertainment     COM         540211-10-9    1,118,400      168,000   X                       0    240,000
Loewen Group, Inc.         COM         54042L-10-0       12,320       11,200         X                 2               11,200
MDC Comm.                  COM         55267W-30-9       42,900        2,600         X                 2                2,600
MacKenzie Financial        COM         554531-10-3      360,990       19,100         X                 2               19,100
Magna Intl. Inc.           CL A SV     559222-40-1      652,500       11,600         X                 2               11,600
MediaOne                   COM         58440J-10-4      387,666        4,787   X                       0      4,787
Meridian Gold Inc.         COM         589975-10-1       92,960       11,200         X                 2               11,200
Methanex                   COM         59151K-10-8       55,963       19,100         X                 2               19,100
Mitel Corporation          COM         606711-10-9      600,950       17,000         X                 2               17,000
Moore Corp, LTD            COM         615785-10-2       71,690       13,400         X                 2               13,400
Nabors Industries, Inc.    COM         629568-10-6   27,164,869      699,000   X                       0    699,000
Newbridge Network Corp     COM         650901-10-1      970,600       21,100         X                 2               21,100
Nortel Networks            COM         656569-10-0    7,061,600      135,800         X                 2              135,800
Nova Chemicals             COM         66977W-10-9      369,607       13,895         X                 2               13,895
Numac Energy               COM         67052A-10-3       47,520       10,800         X                 2               10,800
Open Text Corp.            COM         683715-10-6      129,000        3,000         X                 2                3,000
Pan American Silver        COM         697900-10-8       26,460        4,900         X                 2                4,900
Penny J. C.                COM         708160-10-6      140,623        9,453   X                       0      9,453
Petro-Canada               COM         71644E-10-2    1,830,570       75,800         X                 2               75,800
Phoenix Intl. Life         COM         718919-10-3       65,600        4,100         X                 2                4,100
Placer Dome Inc.           COM         725906-10-1      563,640       48,800         X                 2               48,800
Potash Corp of Sask        COM         73755L-10-7      584,415        8,100         X                 2                8,100
Precision Drilling         COM         74022D-10-0      346,452        7,136         X                 2                7,136
Premdor Inc.               COM         74046P-10-5       70,525        6,500         X                 2                6,500
PSC, Inc.                  COM         69361E-10-7      260,000      422,500   X                       0    422,500
QLT Phototherapeut         COM         746927-10-2      776,000        9,700         X                 2                9,700
Quebecor Printing          COM         747922-10-2      340,480       12,800         X                 2               12,800
R&B Falcon Corp.           COM         74912E-10-1   37,661,392    1,621,152   X                       0  1,621,152
RH Phillips                COM         749573-10-1      989,800      319,924   X                       0    319,924
Ranger Oil, Ltd.           COM         752805-10-1      107,338       18,998         X                 2               18,998
Research In Motion         COM         760975-10-2    1,140,000        7,500         X                 2                7,500
Rio Algom, Ltd.            COM         766889-10-9      145,145        9,100         X                 2                9,100
Rogers Cantel MOB          COM         775102-20-5      157,950        2,700         X                 2                2,700
Rogers Comm.               COM         775109-20-0      799,800       18,600         X                 2               18,600
Royal Bank CDA             COM         780087-10-2    2,897,000       69,800         X                 2               69,800
Royal Group Tech           COM         779915-10-7      324,450       10,300         X                 2               10,300
Seagrams LTD               COM         811850-10-6    4,210,290       48,900         X                 2               48,900
Shaw Corp.                 CL B NVT    82028K-20-0    1,046,058       26,822         X                 2               26,822
Snyder Oil Corp.           COM         80218K105      6,682,281      703,398   X                       0    703,398
Speciality Equip. Corp.    COM         847497-20-3    8,818,750      425,000   X                       0    425,000
Steinway Musical Inst.     COM         858495-10-4   27,783,954    1,543,553   X                       0  1,543,553
Suncor Inc.                COM         867229-10-6    1,043,310       16,600         X                 2               16,600
Suiza Foods Corp.          COM         865077-10-1   61,742,120    1,723,246   X                       0  1,723,246
Talisman Energy Inc.       COM         87425E-10-3      860,410       20,808         X                 2               20,808
Tangram Enterprise         COM         875924-10-2        1,155          770   X                       0        770
Teleglobe Inc.             COM         87941V-10-0      750,500       19,000         X                 2               19,000
Telesystem Intl.           Sub. VTG    879946-10-1      580,250       11,000         X                 2               11,000
Tesco Corp.                COM         88157K-10-1       47,280        4,800         X                 2                4,800
TLC The Laser Cntr.        COM         872934-10-4       82,650        5,700         X                 2                5,700
Toronto-Dominion Bk        COM         891160-50-9    5,736,960      149,400         X                 2              149,400
TransCanada Pipelines      COM         893526-10-3    3,656,922      343,373         X                 2              343,373
Trizec Hahn Corp           COM         896938-10-7      497,699       22,726         X                 2               22,726
TVX Gold, Inc.             COM         83708K-10-1       28,726       27,100         X                 2               27,100
United Dominion Inds.      COM         909914-10-3      148,880        5,873         X                 2                5,873
U.S. Filter                COM         911843-20-9    1,236,000       39,242         X                 1               39,242
U.S. West                  COM         91273H-10-1      257,000        4,369   X                       0      4,369
Walker Interactive Systems COM         931664-10-6      122,819       43,669   X                       0     43,669
Westcoast Energy Inc.      COM         95751D-10-2      880,275       36,300         X                 2               36,300
Western Star Truck         COM         95960H-10-0       27,885        1,300         X                 2                1,300

TOTALS                                              385,111,441   19,152,296

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